FEDERATED EQUITY FUNDS

Federated Investors Funds

4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561

December 29, 2015

EDGAR Operations Branch

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

RE: FEDERATED EQUITY FUNDS (the “Trust”)

Federated Kaufmann Fund

Class A Shares

Class B Shares

Class C Shares

Class R Shares

Federated Kaufmann Large Cap Fund

Class A Shares

Class C Shares

Class R Shares

Class R6 Shares

Institutional Shares

Federated Kaufmann Small Cap Fund

Class A Shares

Class B Shares

Class C Shares

Class R Shares

Institutional Shares

Federated MDT Mid-Cap Growth Strategies Fund

Class A Shares

Class B Shares

Class C Shares

Class R Shares

Institutional Shares

Federated Absolute Return Fund

Class A Shares

Class B Shares

Class C Shares

Institutional Shares

Federated Strategic Value Dividend Fund

Class A Shares

Class C Shares

Institutional Shares

Federated Managed Risk Fund

Class A Shares

Institutional Shares

1933 Act File No. 2-91090

1940 Act File No. 811-4017

Dear Sir or Madam:

Post-Effective Amendment No. 167 under the Securities Act of 1933 and Amendment No. 161 under the Investment Company Act of 1940 to the Registration Statement of the above-referenced Trust is hereby electronically transmitted. This filing has been electronically redlined to indicate the changes from the Trust's currently effective Registration Statement.

This Trust may be marketed through banks, savings associations or credit unions.

As indicated on the facing page of the Amendment, the Registrant has specified that it is to become effective December 30, 2015 pursuant to paragraph (b) of Rule 485 under the Securities Act of 1933.

If you have any questions on the enclosed material, please contact me at (724) 720-8831.

Very truly yours,

/s/ Sheryl L. McCall

Sheryl L. McCall

Senior Paralegal

Enclosures